UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS EAFE Equity Index Fund

	Shares	Value ($)
Common Stocks 97.0%
Australia 8.2%
AGL Energy Ltd.	11,453	175,023
Alumina Ltd.	60,170	77,018
Amcor Ltd.	30,485	235,000
AMP Ltd.	68,417	306,276
APA Group	13,330	70,718
Asciano Group	24,096	122,491
ASX Ltd.	4,341	149,323
Australia & New Zealand Banking Group Ltd.	64,375	1,551,660
Bendigo & Adelaide Bank Ltd.	9,363	75,184
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	78,711	2,846,670
Boral Ltd.	17,970	75,044
Brambles Ltd.	36,702	270,164
Caltex Australia Ltd.	3,298	47,470
Campbell Brothers Ltd.	1,666	116,128
CFS Retail Property Trust (REIT)	45,494	84,401
Coca-Cola Amatil Ltd.	14,091	182,554
Cochlear Ltd.	1,408	90,264
Commonwealth Bank of Australia	38,187	1,982,433
Computershare Ltd.	10,977	102,358
Crown Ltd.	11,660	104,979
CSL Ltd.	12,800	475,955
Dexus Property Group (REIT)	119,604	107,812
Echo Entertainment Group Ltd.	16,897	77,000
Fairfax Media Ltd.	51,950	39,028
Fortescue Metals Group Ltd.	30,855	185,841
Goodman Group (REIT)	173,910	124,563
GPT Group (REIT)	43,383	140,280
Harvey Norman Holdings Ltd. (a)	11,888	24,773
Iluka Resources Ltd.	10,397	191,728
Incitec Pivot Ltd.	40,245	131,372
Insurance Australia Group Ltd.	51,458	182,100
Leighton Holdings Ltd.	3,744	82,754
Lend Lease Group	13,380	103,572
Lynas Corp., Ltd.*	42,401	48,138
Macquarie Group Ltd.	8,629	260,057
Metcash Ltd.	18,938	84,404
Mirvac Group (REIT) (Units)	84,538	102,634
National Australia Bank Ltd.	53,893	1,373,917
Newcrest Mining Ltd.	18,695	575,296
Orica Ltd.	9,020	261,416
Origin Energy Ltd.	25,949	358,973
OZ Minerals Ltd.	7,981	80,736
Qantas Airways Ltd.*	27,216	50,337
QBE Insurance Group Ltd.	26,596	391,264
QR National Ltd.	42,371	163,760
Ramsay Health Care Ltd.	3,214	65,129
Rio Tinto Ltd.	10,655	722,367
Santos Ltd.	23,345	345,195
Sims Metal Management Ltd.	4,056	61,848
Sonic Healthcare Ltd.	9,120	118,563
SP AusNet	35,026	39,012
Stockland (REIT) (Units)	59,066	180,201
Suncorp Group Ltd.	31,911	277,784
Sydney Airport	9,429	28,038
TABCORP Holdings Ltd.	16,847	47,486
Tatts Group Ltd.	32,547	83,741
Telstra Corp., Ltd.	106,120	361,715
Toll Holdings Ltd.	16,609	101,056
Transurban Group (Units)	32,439	188,804
Wesfarmers Ltd.	24,593	765,008
Westfield Group (REIT) (Units)	53,530	492,565
Westfield Retail Trust (REIT)	71,930	192,286
Westpac Banking Corp.	74,216	1,683,597
Woodside Petroleum Ltd.	15,497	559,001
Woolworths Ltd.	29,747	800,691
WorleyParsons Ltd.	4,782	141,879

(Cost $12,786,923)		21,538,834
Austria 0.3%
Erste Group Bank AG	4,683	107,804
Immofinanz AG*	23,046	83,738
OMV AG	4,039	143,553
Raiffeisen Bank International AG (a)	1,130	39,873
Telekom Austria AG	8,207	95,661
Verbund AG	1,669	50,753
Vienna Insurance Group AG Wiener Versicherung Gruppe	941	41,513
Voestalpine AG	2,717	91,451

(Cost $683,216)		654,346
Belgium 1.0%
Ageas	54,794	120,324
Anheuser-Busch InBev NV	19,652	1,431,997
Bekaert NV (a)	899	28,949
Belgacom SA	3,769	121,136
Colruyt SA	1,872	75,230
Delhaize Group SA	2,519	132,429
Groupe Bruxelles Lambert SA	1,996	154,424
KBC GROEP NV (a)	3,990	99,911
Mobistar SA	688	34,258
Solvay SA	1,469	173,787
UCB SA	2,501	108,004
Umicore SA	2,819	155,557

(Cost $2,704,514)		2,636,006
Channel Islands 0.1%
Randgold Resources Ltd.	2,272	198,956
Resolution Ltd.	35,313	147,650

(Cost $342,638)		346,606
Denmark 1.1%
A P Moller-Maersk AS "A"	13	95,812
A P Moller-Maersk AS "B"	32	247,645
Carlsberg AS "B" (a)	2,651	219,448
Coloplast AS "B"	565	98,026
Danske Bank AS*	16,175	274,756
DSV AS	5,052	114,749
Novo Nordisk AS "B"	10,411	1,443,934
Novozymes A/S "B"	5,718	166,648
TDC AS	9,177	66,870
Tryg AS	610	34,413
Vestas Wind Systems AS*	5,032	51,170
William Demant Holding AS*	575	53,643

(Cost $1,233,834)		2,867,114
Finland 0.9%
Elisa Oyj	3,479	83,361
Fortum Oyj	11,004	266,978
Kesko Oyj "B"	1,638	53,133
Kone Oyj "B"	3,863	215,123
Metso Corp. (a)	3,159	134,929
Neste Oil Oyj (a)	2,931	36,077
Nokia Oyj	91,376	500,043
Nokian Renkaat Oyj	2,718	132,362
Orion Oyj "B"	2,308	45,622
Pohjola Bank PLC (a)	3,359	37,173
Sampo Oyj "A"	10,432	301,295
Sanoma Oyj (a)	1,931	24,710
Stora Enso Oyj "R"	14,360	106,592
UPM-Kymmene Oyj	12,984	176,699
Wartsila Oyj	4,148	156,346

(Cost $2,374,224)		2,270,443
France 8.6%
Accor SA	3,641	130,223
Aeroports de Paris	856	70,332
Air Liquide SA	6,940	925,464
Alcatel-Lucent*	57,400	130,412
Alstom SA (a)	5,097	198,737
Arkema	1,372	128,075
AtoS	1,210	69,700
AXA SA	42,534	705,796
BNP Paribas SA	23,644	1,123,103
Bouygues SA	4,677	143,101
Bureau Veritas SA	1,359	119,598
Cap Gemini	3,653	163,406
Carrefour SA	14,315	342,969
Casino Guichard-Perrachon SA	1,364	134,376
Christian Dior SA	1,354	207,709
CNP Assurances	3,660	57,089
Compagnie de Saint-Gobain	9,799	437,910
Compagnie Generale de Geophysique-Veritas*	3,564	105,874
Compagnie Generale des Etablissements Michelin "B"	4,461	332,020
Credit Agricole SA	24,754	153,998
DANONE SA	14,285	996,144
Dassault Systemes SA	1,498	137,751
Edenred	3,915	117,773
Eiffage SA	1,078	41,726
Electricite de France	5,992	136,639
Essilor International SA	4,899	436,686
Eurazeo	764	38,882
Eutelsat Communications	3,239	119,797
Fonciere des Regions (REIT)	674	54,111
France Telecom SA	45,318	672,257
GDF Suez	30,282	781,768
Gecina SA (REIT)	539	56,269
Groupe Eurotunnel SA (Registered)	13,303	115,486
Icade (REIT)	542	48,322
Iliad SA	474	65,290
Imerys SA	790	48,107
JC Decaux SA*	1,629	49,836
Klepierre (REIT)	2,574	89,472
L'Oreal SA	5,874	724,434
Lafarge SA	4,964	237,105
Lagardere SCA	2,906	89,764
Legrand SA	5,524	203,197
LVMH Moet Hennessy Louis Vuitton SA	6,218	1,068,245
Natixis	22,817	88,033
Neopost SA	812	52,271
Pernod Ricard SA	4,845	506,521
PPR	1,888	324,617
PSA Peugeot Citroen SA	5,654	90,992
Publicis Groupe	3,563	196,330
Renault SA	4,753	251,117
Safran SA	4,132	151,758
Sanofi	28,079	2,176,902
Schneider Electric SA	11,968	781,428
SCOR SE	4,281	115,617
Societe BIC SA	712	71,428
Societe Generale	16,117	471,298
Societe Television Francaise 1	2,659	32,568
Sodexo	2,347	192,659
Suez Environnement Co.	6,890	105,714
Technip SA	2,457	289,934
Thales SA	2,492	93,224
Total SA (a)	52,021	2,651,586
Unibail-Rodamco SE (REIT)	2,242	448,525
Vallourec SA	2,803	177,428
Veolia Environnement	8,980	148,423
Vinci SA	11,019	574,897
Vivendi	30,470	560,023
Wendel	805	68,827

(Cost $21,157,967)		22,631,073
Germany 7.8%
Adidas AG	5,099	398,089
Allianz SE (Registered)	11,127	1,329,769
Axel Springer AG	919	46,453
BASF SE	22,498	1,970,042
Bayer AG	20,249	1,425,482
Bayerische Motoren Werke (BMW) AG	8,094	727,817
Beiersdorf AG	2,510	163,921
Brenntag AG	829	101,567
Celesio AG	1,960	35,471
Commerzbank AG*	88,784	224,596
Continental AG*	1,983	187,166
Daimler AG (Registered) (a)	22,175	1,336,905
Deutsche Bank AG (Registered) (b)	22,744	1,131,463
Deutsche Boerse AG	4,837	325,682
Deutsche Lufthansa AG (Registered)	5,647	78,996
Deutsche Post AG (Registered)	20,615	397,215
Deutsche Telekom AG (Registered)	68,680	826,955
E.ON AG	44,062	1,055,368
Fraport AG	905	56,726
Fresenius Medical Care AG & Co. KGaA	5,088	360,390
Fresenius SE & Co. KGaA	2,824	289,620
GEA Group AG	4,323	149,094
Hannover Rueckversicherung AG (Registered)	1,493	88,737
HeidelbergCement AG	3,475	210,530
Henkel AG & Co. KGaA	3,231	201,576
Hochtief AG	1,042	63,259
Infineon Technologies AG	26,883	274,783
K+S AG (Registered)	4,267	223,216
Kabel Deutschland Holding AG*	2,224	137,295
Lanxess AG	2,058	170,163
Linde AG	4,173	748,816
MAN SE	1,573	209,703
Merck KGaA	1,603	177,402
Metro AG	3,211	124,182
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,380	660,985
RWE AG	11,942	570,236
Salzgitter AG	965	52,951
SAP AG	22,529	1,573,241
Siemens AG (Registered)	20,156	2,034,398
Suedzucker AG	1,640	52,242
ThyssenKrupp AG	9,576	238,371
United Internet AG (Registered)	2,650	49,938
Volkswagen AG	735	118,514
Wacker Chemie AG (a)	385	33,946

(Cost $15,384,487)		20,633,271
Greece 0.1%
Coca-Cola Hellenic Bottling Co. SA*	4,532	86,891
Hellenic Telecommunications Organization SA	5,359	22,812
National Bank of Greece SA*	23,690	60,989
OPAP SA	5,518	53,521

(Cost $639,730)		224,213
Hong Kong 2.9%
AIA Group Ltd.	206,087	754,682
ASM Pacific Technology Ltd. (a)	4,800	70,074
Bank of East Asia Ltd.	38,174	143,227
BOC Hong Kong (Holdings) Ltd.	91,821	254,069
Cathay Pacific Airways Ltd.	29,000	53,599
Cheung Kong (Holdings) Ltd.	34,000	438,908
Cheung Kong Infrastructure Holdings Ltd.	12,000	72,846
CLP Holdings Ltd.	46,774	402,653
First Pacific Co., Ltd. (a)	52,928	58,438
Foxconn International Holdings Ltd.*	53,000	37,451
Galaxy Entertainment Group Ltd.*	30,497	84,155
Genting Singapore PLC* (a)	150,995	204,699
Hang Lung Group Ltd. (a)	22,000	140,056
Hang Lung Properties Ltd. (a)	61,000	224,227
Hang Seng Bank Ltd. (a)	18,900	252,164
Henderson Land Development Co., Ltd.	22,882	125,086
HKT Trust and HKT Ltd.	2,091	1,637
Hong Kong & China Gas Co., Ltd. (a)	117,461	300,028
Hong Kong Exchanges & Clearing Ltd. (a)	25,000	419,510
Hopewell Holdings Ltd.	14,000	38,478
Hutchison Whampoa Ltd.	52,100	519,827
Hysan Development Co., Ltd.	15,694	62,425
Kerry Properties Ltd.	17,432	78,028
Li & Fung Ltd. (a)	140,240	320,360
Lifestyle International Holdings Ltd. (a)	16,000	40,795
Link (REIT)	55,564	206,749
MTR Corp., Ltd.	35,908	128,739
New World Development Co., Ltd.	89,010	106,879
Noble Group Ltd. (a)	94,891	104,087
NWS Holdings Ltd. (a)	33,626	51,522
Orient Overseas International Ltd.	4,900	34,848
PCCW Ltd.	96,200	34,391
Power Assets Holdings Ltd.	34,500	253,204
Sands China Ltd. (a)	60,019	233,954
Shangri-La Asia Ltd. (a)	35,540	77,354
Sino Land Co., Ltd. (a)	71,096	114,140
SJM Holdings Ltd.	41,337	83,833
Sun Hung Kai Properties Ltd. (a)	34,364	429,554
Swire Pacific Ltd. "A"	18,000	201,668
Wharf Holdings Ltd.	36,750	200,052
Wheelock & Co., Ltd.	22,000	66,397
Wing Hang Bank Ltd.	4,062	40,484
Wynn Macau Ltd. (a)	38,381	112,296
Yue Yuen Industrial (Holdings) Ltd. (a)	18,500	65,201

(Cost $5,143,602)		7,642,774
Ireland 0.5%
CRH PLC (c)	14,067	287,746
CRH PLC (c)	3,385	69,472
Elan Corp. PLC*	12,420	183,919
Experian PLC	24,437	380,731
James Hardie Industries SE (CDI)	10,798	86,311
Kerry Group PLC "A"	3,479	160,915
Ryanair Holdings PLC*	4,712	28,154

(Cost $855,787)		1,197,248
Israel 0.6%
Bank Hapoalim BM	25,690	95,082
Bank Leumi Le-Israel	28,547	90,631
Bezeq Israeli Telecommunication Corp., Ltd.	42,363	69,967
Cellcom Israel Ltd.	1,574	20,237
Delek Group Ltd.	128	25,257
Elbit Systems Ltd.	517	20,152
Israel Chemicals Ltd.	10,897	125,118
Israel Discount Bank "A"*	17,648	23,558
Mizrahi Tefahot Bank Ltd.	2,751	25,021
NICE Systems Ltd.*	1,460	57,400
Partner Communications Co., Ltd.	1,798	13,733
Teva Pharmaceutical Industries Ltd.	23,035	1,036,512
The Israel Corp., Ltd.	53	35,990

(Cost $1,972,722)		1,638,658
Italy 2.2%
A2A SpA	26,141	20,960
Assicurazioni Generali SpA	28,486	442,364
Atlantia SpA	7,799	129,677
Autogrill SpA	2,769	29,216
Banca Carige SpA	15,875	20,841
Banca Monte dei Paschi di Siena SpA	120,419	50,813
Banco Popolare Societa Cooperativa	43,547	82,479
Enel Green Power SpA	43,240	82,150
Enel SpA	160,851	581,500
Eni SpA	58,838	1,378,624
EXOR SpA	1,703	43,015
Fiat Industrial SpA*	18,950	202,069
Fiat SpA (a)	18,911	111,132
Finmeccanica SpA	9,957	53,882
Intesa Sanpaolo	245,920	441,126
Intesa Sanpaolo (RSP)	22,968	35,459
Luxottica Group SpA	2,897	104,548
Mediaset SpA	17,259	47,680
Mediobanca SpA	12,748	74,823
Pirelli & C. SpA	5,882	69,922
Prysmian SpA	4,985	87,583
Saipem SpA	6,568	339,043
Snam SpA	39,870	191,678
Telecom Italia SpA	232,509	276,281
Telecom Italia SpA (RSP)	148,792	146,186
Terna - Rete Elettrica Nationale SpA	29,871	120,020
UBI Banca - Unione di Banche Italiane ScpA	20,039	84,859
UniCredit SpA	99,067	496,600

(Cost $7,582,803)		5,744,530
Japan 21.0%
ABC-Mart, Inc.	700	26,349
Advantest Corp. (a)	3,500	55,975
AEON Co., Ltd.	14,900	195,939
Aeon Credit Service Co., Ltd.	1,930	30,554
AEON Mall Co., Ltd.	1,800	41,989
Air Water, Inc. (a)	3,553	45,991
Aisin Seiki Co., Ltd.	4,700	167,124
Ajinomoto Co., Inc. (a)	16,000	201,525
Alfresa Holdings Corp.	900	42,810
All Nippon Airways Co., Ltd.	21,000	63,488
Amada Co., Ltd.	9,000	60,928
Aozora Bank Ltd.	14,000	40,773
Asahi Glass Co., Ltd.	25,000	214,313
Asahi Group Holdings Ltd.	9,600	213,562
Asahi Kasei Corp.	31,000	192,041
ASICS Corp.	4,000	45,583
Astellas Pharma, Inc.	10,900	450,384
Benesse Holdings, Inc.	1,700	84,898
Bridgestone Corp.	15,900	388,959
Brother Industries Ltd.	5,800	79,329
Canon, Inc.	27,800	1,325,640
Casio Computer Co., Ltd.* (a)	5,700	40,894
Central Japan Railway Co.	37	306,053
Chiyoda Corp. (a)	4,065	52,118
Chubu Electric Power Co., Inc.	16,900	305,982
Chugai Pharmaceutical Co., Ltd.	5,500	101,993
Chugoku Electric Power Co., Inc. (a)	7,400	137,928
Citizen Holdings Co., Ltd. (a)	6,400	40,647
Coca-Cola West Co., Ltd.	1,400	24,592
Cosmo Oil Co., Ltd.	14,000	38,963
Credit Saison Co., Ltd. (a)	3,700	75,563
Dai Nippon Printing Co., Ltd. (a)	14,000	144,113
Dai-ichi Life Insurance Co., Ltd.	223	312,356
Daicel Corp.	7,000	45,440
Daido Steel Co., Ltd. (a)	7,000	48,907
Daihatsu Motor Co., Ltd. (a)	5,000	92,363
Daiichi Sankyo Co., Ltd. (a)	16,700	306,512
Daikin Industries Ltd. (a)	5,800	158,390
Dainippon Sumitomo Pharma Co., Ltd.	3,900	41,565
Daito Trust Construction Co., Ltd.	1,800	162,377
Daiwa House Industry Co., Ltd.	12,000	159,810
Daiwa Securities Group, Inc. (a)	41,000	164,241
DeNA Co., Ltd.	2,400	66,509
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	48,417
Denso Corp.	11,900	402,243
Dentsu, Inc.	4,500	144,544
East Japan Railway Co.	8,339	527,159
Eisai Co., Ltd. (a)	6,200	247,048
Electric Power Development Co., Ltd.	2,900	79,006
FamilyMart Co., Ltd.	1,600	67,816
FANUC Corp.	4,700	844,723
Fast Retailing Co., Ltd. (a)	1,300	298,168
Fuji Electric Co., Ltd.	13,000	34,267
Fuji Heavy Industries Ltd.	13,982	113,575
Fujifilm Holdings Corp.	11,500	272,625
Fujitsu Ltd.	46,000	242,979
Fukuoka Financial Group, Inc.	19,000	84,763
Gree, Inc. (a)	2,240	56,549
GS Yuasa Corp. (a)	9,000	49,763
Hakuhodo Dy Holdings, Inc.	560	35,420
Hamamatsu Photonics KK	1,578	59,754
Hino Motors Ltd.	6,000	43,770
Hirose Electric Co., Ltd. (a)	800	84,779
Hisamitsu Pharmaceutical Co., Inc. (a)	1,500	71,407
Hitachi Chemical Co., Ltd.	2,500	45,419
Hitachi Construction Machinery Co., Ltd.	2,500	55,636
Hitachi High-Technologies Corp. (a)	1,500	36,066
Hitachi Ltd.	110,000	711,101
Hitachi Metals Ltd. (a)	4,000	49,884
Hokkaido Electric Power Co., Inc.	4,500	66,077
Hokuhoku Financial Group, Inc.	31,000	59,522
Hokuriku Electric Power Co.	4,200	76,235
Honda Motor Co., Ltd.	39,900	1,533,732
Hoya Corp.	10,800	242,929
IBIDEN Co., Ltd.	3,000	77,824
Idemitsu Kosan Co., Ltd.	500	49,872
IHI Corp. (a)	32,000	80,938
INPEX Corp.	54	366,717
Isetan Mitsukoshi Holdings Ltd.	9,220	109,139
Isuzu Motors Ltd.	29,000	170,362
Itochu Corp.	36,700	401,537
Itochu Techno-Solutions Corp. (a)	600	26,866
J. Front Retailing Co., Ltd.	12,000	67,449
Japan Petroleum Exploration Co., Ltd.	700	32,883
Japan Prime Realty Investment Corp. (REIT)	17	48,966
Japan Real Estate Investment Corp. (REIT)	11	97,180
Japan Retail Fund Investment Corp. (REIT)	46	68,388
Japan Steel Works Ltd.	8,000	55,435
Japan Tobacco, Inc.	110	623,517
JFE Holdings, Inc.	11,425	247,277
JGC Corp.	5,000	155,541
JS Group Corp.	6,548	137,947
JSR Corp. (a)	4,400	89,530
JTEKT Corp.	5,500	66,573
Jupiter Telecommunications Co., Ltd.	41	41,054
JX Holdings, Inc.	55,600	347,818
Kajima Corp.	21,000	63,965
Kamigumi Co., Ltd.	6,000	49,935
Kaneka Corp.	6,000	36,402
Kansai Electric Power Co., Inc.	18,600	289,205
Kansai Paint Co., Ltd. (a)	5,000	50,699
Kao Corp.	12,900	340,283
Kawasaki Heavy Industries Ltd.	35,000	107,533
Kawasaki Kisen Kaisha Ltd.* (a)	17,000	37,964
KDDI Corp.	72	468,493
Keikyu Corp. (a)	11,000	96,247
Keio Corp. (a)	14,000	100,778
Keisei Electric Railway Co., Ltd.	7,000	54,366
Keyence Corp.	1,067	252,964
Kikkoman Corp.	4,000	46,521
Kinden Corp.	3,000	23,273
Kintetsu Corp. (a)	39,900	152,310
Kirin Holdings Co., Ltd.	20,000	260,458
Kobe Steel Ltd. (a)	61,000	99,923
Koito Manufacturing Co., Ltd.	2,158	35,181
Komatsu Ltd.	23,200	664,498
Konami Corp.	2,300	65,809
Konica Minolta Holdings, Inc.	12,000	105,965
Kubota Corp.	28,000	270,016
Kuraray Co., Ltd.	8,500	120,604
Kurita Water Industries Ltd.	2,800	69,135
Kyocera Corp.	3,700	342,496
Kyowa Hakko Kirin Co., Ltd.	5,910	66,019
Kyushu Electric Power Co., Inc.	10,000	143,001
Lawson, Inc. (a)	1,500	94,583
Mabuchi Motor Co., Ltd.	600	27,425
Makita Corp.	2,800	113,503
Marubeni Corp.	40,000	289,925
Marui Group Co., Ltd.	5,300	44,566
Maruichi Steel Tube Ltd.	1,300	30,547
Mazda Motor Corp.*	63,000	110,986
McDonald's Holdings Co. (Japan), Ltd.	1,700	45,121
Medipal Holdings Corp.	3,500	45,563
MEIJI Holdings Co., Ltd.	1,700	74,406
Miraca Holdings, Inc.	1,307	51,296
Mitsubishi Chemical Holdings Corp.	33,500	180,325
Mitsubishi Corp.	34,400	802,005
Mitsubishi Electric Corp.	47,000	417,980
Mitsubishi Estate Co., Ltd.	31,000	559,086
Mitsubishi Gas Chemical Co., Inc.	9,000	60,816
Mitsubishi Heavy Industries Ltd.	75,000	364,348
Mitsubishi Logistics Corp.	3,000	35,754
Mitsubishi Materials Corp.	28,000	88,931
Mitsubishi Motors Corp.*	96,000	109,731
Mitsubishi Tanabe Pharma Corp.	5,500	77,524
Mitsubishi UFJ Financial Group, Inc.	313,000	1,573,847
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,430	63,377
Mitsui & Co., Ltd.	42,500	699,498
Mitsui Chemicals, Inc.	20,000	60,711
Mitsui Fudosan Co., Ltd.	20,000	387,401
Mitsui O.S.K Lines Ltd.	28,000	123,574
Mizuho Financial Group, Inc.	560,390	920,738
MS&AD Insurance Group Holdings, Inc.	14,100	292,381
Murata Manufacturing Co., Ltd.	5,000	299,171
Nabtesco Corp.	2,325	48,222
Namco Bandai Holdings, Inc.	4,850	69,992
NEC Corp.*	63,900	133,789
NGK Insulators Ltd.	6,000	86,013
NGK Spark Plug Co., Ltd.	4,000	57,528
NHK Spring Co., Ltd.	3,500	38,029
Nidec Corp.	2,700	246,483
Nikon Corp.	8,300	253,351
Nintendo Co., Ltd. (a)	2,400	363,541
Nippon Building Fund, Inc. (REIT)	15	142,958
Nippon Electric Glass Co., Ltd.	10,000	87,916
Nippon Express Co., Ltd.	21,000	82,110
Nippon Meat Packers, Inc.	4,000	51,035
Nippon Paper Group, Inc.	2,400	50,218
Nippon Sheet Glass Co., Ltd. (a)	21,000	32,436
Nippon Steel Corp.	124,000	342,397
Nippon Telegraph & Telephone Corp.	10,738	488,619
Nippon Yusen Kabushiki Kaisha (a)	38,000	120,680
Nishi-Nippon City Bank Ltd.	17,000	48,346
Nissan Motor Co., Ltd. (a)	60,700	650,583
Nisshin Seifun Group, Inc.	4,500	54,731
Nisshin Steel Co., Ltd.	17,000	28,699
Nissin Foods Holdings Co., Ltd.	1,500	56,142
Nitori Holdings Co., Ltd.	900	81,501
Nitto Denko Corp.	4,100	166,782
NKSJ Holdings, Inc.	9,200	207,977
NOK Corp.	2,500	54,622
Nomura Holdings, Inc.	90,000	401,343
Nomura Real Estate Holdings, Inc.	2,300	41,003
Nomura Real Estate Office Fund, Inc. (REIT)	6	35,784
Nomura Research Institute Ltd.	2,400	60,076
NSK Ltd.	11,000	85,630
NTN Corp. (a)	12,000	50,997
NTT Data Corp.	31	109,664
NTT DoCoMo, Inc.	376	626,686
NTT Urban Development Corp.	25	20,468
Obayashi Corp.	16,000	69,935
Odakyu Electric Railway Co., Ltd. (a)	15,000	141,996
OJI Paper Co., Ltd.	21,000	102,109
Olympus Corp.*	5,400	88,311
Omron Corp. (a)	5,000	108,489
Ono Pharmaceutical Co., Ltd.	2,000	111,792
Oracle Corp.	1,000	37,997
Oriental Land Co., Ltd.	1,200	128,615
ORIX Corp. (a)	2,590	250,103
Osaka Gas Co., Ltd.	46,000	184,993
Otsuka Corp.	400	32,518
Otsuka Holdings KK	6,222	184,553
Panasonic Corp. (a)	54,014	499,242
Rakuten, Inc. (a)	180	189,277
Resona Holdings, Inc. (a)	46,800	217,024
Ricoh Co., Ltd. (a)	16,000	157,178
Rinnai Corp.	800	57,886
ROHM Co., Ltd.	2,400	118,561
Sankyo Co., Ltd.	1,300	63,813
Sanrio Co., Ltd.	1,099	42,890
Santen Pharmaceutical Co., Ltd.	1,800	77,170
SBI Holdings, Inc.* (a)	544	51,976
Secom Co., Ltd.	5,200	255,847
Sega Sammy Holdings, Inc.	5,300	111,627
Seiko Epson Corp.	3,200	45,265
Sekisui Chemical Co., Ltd.	10,000	87,269
Sekisui House Ltd.	14,000	138,175
Seven & I Holdings Co., Ltd.	18,500	552,002
Seven Bank Ltd.	14,500	31,774
Sharp Corp.	24,000	175,624
Shikoku Electric Power Co., Inc. (a)	4,500	127,317
Shimadzu Corp.	6,000	54,353
Shimamura Co., Ltd.	500	56,135
Shimano, Inc.	1,900	115,230
Shimizu Corp. (a)	15,000	60,467
Shin-Etsu Chemical Co., Ltd.	10,000	582,362
Shinsei Bank Ltd.	32,000	42,216
Shionogi & Co., Ltd.	7,300	101,489
Shiseido Co., Ltd.	8,900	154,366
Showa Denko KK	37,000	84,625
Showa Shell Sekiyu KK	4,500	28,892
SMC Corp.	1,300	208,955
Softbank Corp. (a)	21,700	645,490
Sojitz Corp.	30,400	54,562
Sony Corp.	24,600	511,760
Sony Financial Holdings, Inc.	4,300	77,176
Square Enix Holdings Co., Ltd.	1,600	33,610
Stanley Electric Co., Ltd.	3,500	56,124
Sumco Corp.*	2,600	32,016
Sumitomo Chemical Co., Ltd.	39,000	167,356
Sumitomo Corp.	27,400	399,982
Sumitomo Electric Industries Ltd.	18,700	258,569
Sumitomo Heavy Industries Ltd.	14,000	77,996
Sumitomo Metal Industries Ltd.	83,000	168,567
Sumitomo Metal Mining Co., Ltd.	13,000	184,547
Sumitomo Mitsui Financial Group, Inc.	32,991	1,095,415
Sumitomo Mitsui Trust Holdings, Inc.	77,100	248,614
Sumitomo Realty & Development Co., Ltd.	9,000	219,530
Sumitomo Rubber Industries Ltd.	4,200	56,221
Suzuken Co., Ltd.	1,700	52,613
Suzuki Motor Corp.	8,300	200,215
Sysmex Corp.	1,800	73,077
T&D Holdings, Inc.	14,300	167,530
Taisei Corp.	25,000	65,353
Taisho Pharmaceutical Holdings Co., Ltd.	900	73,001
Taiyo Nippon Sanso Corp.	6,000	42,644
Takashimaya Co., Ltd. (a)	6,000	50,119
Takeda Pharmaceutical Co., Ltd.	19,400	857,968
TDK Corp.	3,000	171,638
Teijin Ltd.	23,000	77,561
Terumo Corp. (a)	4,200	202,377
The Bank of Kyoto Ltd. (a)	8,000	73,015
The Bank of Yokohama Ltd.	30,000	150,967
The Chiba Bank Ltd.	19,000	121,834
The Chugoku Bank Ltd.	4,000	54,207
The Furukawa Electric Co., Ltd.	15,000	40,326
The Gunma Bank Ltd.	10,000	53,812
The Hachijuni Bank Ltd.	10,258	60,800
The Hiroshima Bank Ltd.	12,000	55,096
The Iyo Bank Ltd.	6,000	53,268
The Joyo Bank Ltd.	16,000	73,609
The Shizuoka Bank Ltd.	14,000	144,829
The Suruga Bank Ltd. (a)	4,000	41,025
THK Co., Ltd. (a)	3,000	61,698
Tobu Railway Co., Ltd.	25,000	133,010
Toho Co., Ltd.	2,800	51,496
Toho Gas Co., Ltd.	10,000	59,041
Tohoku Electric Power Co., Inc.*	11,200	128,282
Tokio Marine Holdings, Inc.	17,700	491,057
Tokyo Electric Power Co., Inc.* (a)	35,800	90,671
Tokyo Electron Ltd.	4,200	240,750
Tokyo Gas Co., Ltd.	61,000	288,333
Tokyu Corp.	28,000	133,005
Tokyu Land Corp.	10,000	49,459
TonenGeneral Sekiyu KK	7,000	64,472
Toppan Printing Co., Ltd.	14,000	110,216
Toray Industries, Inc.	36,000	268,751
Toshiba Corp.	98,000	435,324
Tosoh Corp.	12,000	33,439
TOTO Ltd.	7,000	53,015
Toyo Seikan Kaisha Ltd.	3,700	53,278
Toyo Suisan Kaisha Ltd.	2,000	51,933
Toyoda Gosei Co., Ltd. (a)	1,400	27,552
Toyota Boshoku Corp.	2,000	23,707
Toyota Industries Corp.	4,400	134,037
Toyota Motor Corp.	67,600	2,943,449
Toyota Tsusho Corp.	5,200	106,793
Trend Micro, Inc.	2,600	80,452
Tsumura & Co.	1,500	43,439
Ube Industries Ltd.	25,000	68,169
Unicharm Corp. (a)	2,800	148,038
Ushio, Inc.	2,500	35,458
USS Co., Ltd.	540	55,050
West Japan Railway Co.	4,200	168,971
Yahoo! Japan Corp.	360	116,528
Yakult Honsha Co., Ltd. (a)	2,400	82,730
Yamada Denki Co., Ltd.	2,030	127,522
Yamaguchi Financial Group, Inc.	5,000	45,713
Yamaha Corp. (a)	3,800	39,817
Yamaha Motor Co., Ltd.	6,900	93,461
Yamato Holdings Co., Ltd. (a)	9,900	153,978
Yamato Kogyo Co., Ltd. (a)	1,000	29,284
Yamazaki Baking Co., Ltd.	3,000	43,132
Yaskawa Electric Corp. (a)	5,000	47,236
Yokogawa Electric Corp.	5,300	54,083

(Cost $49,788,855)		55,419,838
Luxembourg 0.4%
ArcelorMittal	20,941	400,632
Millicom International Cellular SA (SDR) (a)	1,891	214,486
SES (FDR)	7,423	184,149
Tenaris SA	11,716	223,943

(Cost $1,044,926)		1,023,210
Mauritius 0.0%
Essar Energy Ltd.* (Cost $77,373)	9,197	22,823
Mexico 0.0%
Fresnillo PLC (d) (Cost $50,430)	4,453	114,083
Netherlands 2.6%
Aegon NV*	42,554	236,051
Akzo Nobel NV	5,746	338,979
ASML Holding NV	10,522	524,977
Corio NV (REIT)	1,475	77,750
Delta Lloyd NV	2,510	44,089
European Aeronautic Defence & Space Co. NV	9,984	408,661
Fugro NV (CVA)	1,706	121,706
Heineken Holding NV	2,851	133,430
Heineken NV	6,437	357,680
ING Groep NV (CVA)*	93,693	781,327
Koninklijke (Royal) KPN NV (a)	36,016	395,983
Koninklijke Ahold NV	28,314	392,261
Koninklijke Boskalis Westminster NV	1,731	65,054
Koninklijke DSM NV	3,827	221,530
Koninklijke Philips Electronics NV	24,628	499,136
Koninklijke Vopak NV	1,751	100,851
QIAGEN NV*	5,764	89,748
Randstad Holding NV (a)	2,953	111,328
Reed Elsevier NV	17,052	217,680
SBM Offshore NV	4,210	85,977
TNT Express NV	8,723	107,866
Unilever NV (CVA)	39,884	1,357,157
Wolters Kluwer NV	7,394	139,957

(Cost $5,937,199)		6,809,178
New Zealand 0.1%
Auckland International Airport Ltd.	22,498	45,301
Contact Energy Ltd.*	7,901	30,601
Fletcher Building Ltd.	16,694	92,155
Sky City Entertainment Group Ltd.	13,943	44,985
Telecom Corp. of New Zealand Ltd.	47,465	94,254

(Cost $184,824)		307,296
Norway 0.9%
Aker Solutions ASA	3,843	65,148
DnB ASA (a)	24,211	310,965
Gjensidige Forsikring ASA (a)	4,968	58,678
Norsk Hydro ASA (a)	23,030	125,456
Orkla ASA	19,084	150,946
Seadrill Ltd.	8,148	305,778
Statoil ASA	27,278	739,598
Telenor ASA	17,957	332,921
Yara International ASA	4,653	221,749

(Cost $960,676)		2,311,239
Portugal 0.2%
Banco Espirito Santo SA (Registered)	14,369	26,236
CIMPOR - Cimentos de Portugal, SGPS, SA	4,566	30,477
EDP - Energias de Portugal SA	47,226	137,530
Galp Energia, SGPS, SA "B"	5,717	94,192
Jeronimo Martins, SGPS, SA*	5,468	111,456
Portugal Telecom, SGPS, SA (Registered)	16,455	89,488

(Cost $489,513)		489,379
Singapore 1.6%
Ascendas Real Estate Investment Trust (REIT)	43,200	69,400
CapitaLand Ltd.	63,125	156,574
CapitaMall Trust (REIT)	52,870	75,887
CapitaMalls Asia Ltd.	33,360	43,369
City Developments Ltd. (a)	12,000	108,295
ComfortDelGro Corp., Ltd.	46,000	57,074
Cosco Corp., (Singapore) Ltd.	24,000	22,380
DBS Group Holdings Ltd.	43,056	485,438
Fraser & Neave Ltd.	22,488	119,824
Global Logistic Properties Ltd.*	45,000	78,721
Golden Agri-Resources Ltd.	164,373	102,606
Hutchison Port Holdings Trust (Units)	129,000	98,655
Jardine Cycle & Carriage Ltd.	2,604	99,989
Keppel Corp., Ltd.	35,149	307,154
Keppel Land Ltd. (a)	17,749	49,287
Neptune Orient Lines Ltd. (a)	26,000	29,247
Olam International Ltd.	35,898	67,351
Oversea-Chinese Banking Corp., Ltd.	62,514	443,393
SembCorp Industries Ltd.	24,449	102,927
SembCorp Marine Ltd.	20,600	86,465
Singapore Airlines Ltd.	12,670	108,648
Singapore Exchange Ltd.	21,000	115,884
Singapore Press Holdings Ltd.	37,758	117,716
Singapore Technologies Engineering Ltd.	38,000	98,455
Singapore Telecommunications Ltd.	194,301	486,789
StarHub Ltd.	14,000	34,523
United Overseas Bank Ltd.	30,822	450,650
UOL Group Ltd.	10,544	39,742
Wilmar International Ltd.	47,000	183,871
Yangzijiang Shipbuilding Holdings Ltd.	44,569	47,123

(Cost $2,607,853)		4,287,437
Spain 2.8%
Abertis Infraestructuras SA	9,641	164,060
Acciona SA	621	43,380
Acerinox SA	2,479	31,842
ACS, Actividades de Construccion y Servicios SA	3,463	88,678
Amadeus IT Holding SA "A"	7,751	146,194
Banco Bilbao Vizcaya Argentaria SA (a)	112,154	891,623
Banco de Sabadell SA (a)	51,401	140,213
Banco Popular Espanol SA (a)	24,184	86,805
Banco Santander SA	207,295	1,593,623
Bankia SA* (a)	21,449	77,765
Bankinter SA	5,227	27,425
CaixaBank	18,667	72,760
Distribuidora Internacional de Alimentacion SA*	14,293	70,839
EDP Renovaveis SA*	5,306	26,394
Enagas SA	4,401	84,713
Ferrovial SA (a)	9,067	104,245
Fomento de Construcciones y Contratas SA	1,296	28,970
Gas Natural SDG SA	8,603	137,394
Grifols SA*	3,006	64,232
Grifols SA "B"*	426	6,589
Iberdrola SA	93,378	529,825
Indra Sistemas SA	2,372	29,031
Industria de Diseno Textil SA	5,324	509,836
Mapfre SA	19,068	61,411
Red Electrica Corporacion SA	2,676	130,887
Repsol YPF SA	19,375	486,749
Telefonica SA	100,614	1,650,538
Zardoya Otis SA	3,631	47,015

(Cost $7,720,991)		7,333,036
Sweden 3.0%
Alfa Laval AB (a)	8,396	172,640
Assa Abloy AB "B"	7,800	245,296
Atlas Copco AB "A"	16,371	395,976
Atlas Copco AB "B"	9,708	209,141
Boliden AB	6,785	106,787
Electrolux AB "B"	5,957	125,917
Getinge AB "B"	4,980	141,763
Hennes & Mauritz AB "B" (a)	25,007	904,598
Hexagon AB "B"	6,273	121,975
Holmen AB "B"	1,299	35,660
Husqvarna AB "B" (a)	10,999	66,338
Industrivarden AB "C"	2,946	43,818
Investor AB "B"	11,328	251,267
Kinnevik Investment AB "B" (a)	5,093	118,578
Lundin Petroleum AB*	5,523	118,501
Modern Times Group "B" (a)	1,197	66,027
Nordea Bank AB (a)	64,246	584,406
Ratos AB "B" (a)	4,713	65,449
Sandvik AB	24,468	353,047
Scania AB "B" (a)	7,937	165,005
Securitas AB "B"	7,748	74,776
Skandinaviska Enskilda Banken AB "A" (a)	34,930	248,277
Skanska AB "B"	9,919	172,038
SKF AB "B"	9,707	237,402
SSAB AB "A"	3,857	36,490
Svenska Cellulosa AB "B"	14,352	248,558
Svenska Handelsbanken AB "A" (a)	11,936	380,659
Swedbank AB "A" (a)	19,690	306,534
Swedish Match AB	5,284	210,401
Tele2 AB "B" (a)	7,873	160,829
Telefonaktiebolaget LM Ericsson "B" (a)	73,609	761,351
TeliaSonera AB (a)	52,742	367,641
Volvo AB "B"	33,879	493,341

(Cost $4,432,668)		7,990,486
Switzerland 8.9%
ABB Ltd. (Registered)*	53,655	1,102,232
Actelion Ltd. (Registered)*	2,738	100,185
Adecco SA (Registered)* (a)	3,282	171,852
Aryzta AG* (a)	2,156	106,497
Baloise Holding AG (Registered)	1,170	94,272
Barry Callebaut AG (Registered)*	45	45,096
Compagnie Financiere Richemont SA "A"	12,762	801,303
Credit Suisse Group AG (Registered)*	27,896	794,757
GAM Holding Ltd.*	4,831	70,405
Geberit AG (Registered)* (a)	972	203,442
Givaudan SA (Registered)* (a)	206	198,762
Glencore International PLC (a)	33,967	211,883
Holcim Ltd. (Registered)*	5,975	390,079
Julius Baer Group Ltd.* (a)	5,125	206,997
Kuehne & Nagel International AG (Registered) (a)	1,335	180,485
Lindt & Spruengli AG	22	70,666
Lindt & Spruengli AG (Registered)	3	111,628
Lonza Group AG (Registered)*	1,242	64,167
Nestle SA (Registered)	80,936	5,093,686
Novartis AG (Registered)	57,257	3,171,146
Pargesa Holding SA (Bearer)	650	46,748
Partners Group Holding AG (a)	331	64,576
Roche Holding AG (Genusschein)	17,218	2,997,770
Schindler Holding AG	1,209	145,390
Schindler Holding AG (Registered)	536	64,103
SGS SA (Registered)	136	264,748
Sika AG (Bearer) (a)	50	108,329
Sonova Holding AG (Registered)*	1,219	135,531
STMicroelectronics NV	15,731	128,417
Straumann Holding AG (Registered)*	192	32,652
Sulzer AG (Registered) (a)	592	84,238
Swatch Group AG (Bearer)	751	346,223
Swatch Group AG (Registered)	1,077	86,673
Swiss Life Holding AG (Registered)*	748	89,018
Swiss Re AG.*	8,425	538,889
Swisscom AG (Registered)	580	234,560
Syngenta AG (Registered)*	2,312	796,156
Synthes, Inc. 144A, REG S	1,587	275,416
Transocean Ltd.	8,432	460,547
UBS AG (Registered)*	89,094	1,249,406
Wolseley PLC	7,066	269,287
Xstrata PLC	50,764	869,361
Zurich Financial Services AG*	3,562	957,724

(Cost $14,909,069)		23,435,302
United Kingdom 21.2%
3i Group PLC	23,705	81,172
Admiral Group PLC	5,018	95,296
Aggreko PLC	6,601	237,441
AMEC PLC	8,205	145,329
Anglo American PLC	32,398	1,210,019
Antofagasta PLC	9,786	180,787
ARM Holdings PLC	33,401	315,295
Associated British Foods PLC	8,872	173,282
AstraZeneca PLC	32,913	1,463,672
Aviva PLC	69,785	370,145
Babcock International Group PLC	8,908	113,438
BAE Systems PLC	81,977	392,980
Balfour Beatty PLC	16,857	77,088
Barclays PLC	283,391	1,070,264
BG Group PLC	83,040	1,926,419
BHP Billiton PLC	51,734	1,584,126
BP PLC	464,326	3,468,054
British American Tobacco PLC	48,439	2,446,204
British Land Co. PLC (REIT)	20,904	160,510
British Sky Broadcasting Group PLC	28,242	305,214
BT Group PLC	189,913	686,797
Bunzl PLC	8,183	131,363
Burberry Group PLC	10,868	260,050
Capita PLC	15,180	177,819
Capital Shopping Centers Group PLC (REIT)	13,685	72,572
Carnival PLC	4,532	144,920
Centrica PLC	126,322	640,059
Cobham PLC	26,976	98,797
Compass Group PLC	46,272	484,939
Diageo PLC	61,311	1,476,308
Eurasian Natural Resources Corp.	6,372	60,332
G4S PLC	34,986	152,429
GKN PLC	38,377	126,765
GlaxoSmithKline PLC	124,356	2,776,913
Hammerson PLC (REIT)	17,561	116,788
HSBC Holdings PLC	437,464	3,883,106
ICAP PLC	13,688	86,024
Imperial Tobacco Group PLC	24,787	1,004,924
Inmarsat PLC	11,171	82,234
InterContinental Hotels Group PLC	7,185	166,802
International Consolidated Airlines Group SA* (a)	22,879	65,870
International Power PLC	37,906	245,453
Intertek Group PLC	3,971	159,412
Invensys PLC	19,975	63,694
Investec PLC	12,763	78,185
ITV PLC	91,048	128,569
J Sainsbury PLC	30,142	150,043
Johnson Matthey PLC	5,314	200,582
Kazakhmys PLC	5,298	77,137
Kingfisher PLC	58,519	286,939
Land Securities Group PLC (REIT)	19,220	222,183
Legal & General Group PLC	145,626	304,615
Lloyds Banking Group PLC*	1,006,676	541,333
London Stock Exchange Group PLC	3,486	57,673
Lonmin PLC	3,977	65,141
Man Group PLC	46,651	100,823
Marks & Spencer Group PLC	39,139	237,141
Meggitt PLC	19,161	123,731
National Grid PLC	87,054	878,368
Next PLC	4,276	203,840
Old Mutual PLC	134,553	341,471
Pearson PLC	19,848	370,806
Petrofac Ltd.	6,409	178,679
Prudential PLC	62,276	744,991
Reckitt Benckiser Group PLC	15,142	856,416
Reed Elsevier PLC	30,147	267,111
Rexam PLC	21,739	148,780
Rio Tinto PLC	34,273	1,899,805
Rolls-Royce Holdings PLC*	45,719	593,535
Royal Bank of Scotland Group PLC*	440,327	194,627
Royal Dutch Shell PLC "A"	88,701	3,096,463
Royal Dutch Shell PLC "B"	65,776	2,317,358
RSA Insurance Group PLC	87,230	145,996
SABMiller PLC	23,316	935,682
Schroders PLC	2,781	70,301
Segro PLC (REIT)	18,202	68,386
Serco Group PLC	12,178	105,623
Severn Trent PLC	5,899	145,624
Shire PLC	13,722	436,820
Smith & Nephew PLC	22,120	224,369
Smiths Group PLC	9,674	162,945
SSE PLC	23,399	497,175
Standard Chartered PLC	58,257	1,452,714
Standard Life PLC	57,747	212,246
Subsea 7 SA*	6,947	184,248
Tate & Lyle PLC	11,576	130,521
Tesco PLC	196,176	1,035,267
The Sage Group PLC	32,638	156,152
The Weir Group PLC	5,237	147,693
Tui Travel PLC	12,902	40,477
Tullow Oil PLC	22,061	538,495
Unilever PLC	31,406	1,036,734
United Utilities Group PLC	16,965	163,203
Vedanta Resources PLC	2,945	57,785
Vodafone Group PLC	1,245,897	3,440,082
Whitbread PLC	4,372	128,914
William Morrison Supermarkets PLC	54,361	259,052
WPP PLC	30,729	420,038

(Cost $45,749,886)		55,843,992

Total Common Stocks (Cost $206,816,710)		255,412,415
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	1,299	77,152
Henkel AG & Co. KGaA	4,428	324,436
Porsche Automobil Holding SE	3,796	224,022
ProSiebenSat.1 Media AG	2,027	52,093
RWE AG	891	39,171
Volkswagen AG	3,534	622,053

Total Preferred Stocks (Cost $730,297)		1,338,927
Rights 0.0%
Spain
Banco Popular Espanol SA, Expiration Date 4/2/2012* (a) (Cost $1,271)	24,178	1,193
Securities Lending Collateral 8.9%
Daily Assets Fund Institutional, 0.27% (e) (f) (Cost $23,395,877)	23,395,877	23,395,877
Cash Equivalents 0.3%
Central Cash Management Fund, 0.11% (e) (Cost $936,504)	936,504	936,504

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $231,880,659) †	106.7	281,084,916
Other Assets and Liabilities, Net	(6.7)	(17,698,335)

Net Assets	100.0	263,386,581

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $239,934,702.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $41,150,214. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $79,457,361 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,307,147.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $22,134,833, which is 8.4% of net assets.
(b)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	6/21/2012	8	900,153	16,851
Euro Stoxx 50 Index	EUR	6/15/2012	85	2,730,950	(101,776)
FTSE 100 Index	GBP	6/15/2012	27	2,474,372	(37,075)
Hang Seng Index	HKD	4/27/2012	2	263,986	(5,983)
Nikkei 225 Index	JPY	6/7/2012	32	1,950,465	73,440
Total net unrealized depreciation					(54,543)

At March 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,079,000	EUR	823,036	6/20/2012	19,157	Citigroup, Inc.
USD	573,000	GBP	361,968	6/20/2012	5,649	Citigroup, Inc.
USD	227,000	JPY	18,917,045	6/20/2012	1,718	UBS AG
USD	19,000	SEK	128,744	6/20/2012	399	Citigroup, Inc.
USD	49,000	SGD	61,643	6/20/2012	48	Citigroup, Inc.
AUD	126,769	USD	132,000	6/20/2012	1,859	Citigroup, Inc.
JPY	37,004,085	USD	450,000	6/20/2012	2,599	Citigroup, Inc.
Total unrealized appreciation					31,429

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	100,000	HKD	775,974	6/20/2012	(40)	Citigroup, Inc.
CHF	137,363	USD	149,000	6/20/2012	(3,320)	Citigroup, Inc.
Total unrealized depreciation					(3,360)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At March 31, 2012 the DWS EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	57,899,928	22.6%
Industrials	32,652,455	12.7%
Consumer Staples	28,819,870	11.2%
Consumer Discretionary	27,819,457	10.8%
Materials	26,209,701	10.2%
Health Care	23,970,408	9.4%
Energy	21,906,833	8.5%
Telecommunication Services	13,973,183	5.5%
Information Technology	12,369,181	4.8%
Utilities	11,131,519	4.3%
Total	256,752,535	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(g)
Australia	$—	$21,538,834	$0	$21,538,834
Austria	—	654,346	—	654,346
Belgium	—	2,636,006	—	2,636,006
Channel Islands	—	346,606	—	346,606
Denmark	—	2,867,114	—	2,867,114
Finland	—	2,270,443	—	2,270,443
France	—	22,631,073	—	22,631,073
Germany	—	21,972,198	—	21,972,198
Greece	—	224,213	—	224,213
Hong Kong	—	7,642,774	—	7,642,774
Ireland	—	1,197,248	—	1,197,248
Israel	—	1,638,658	—	1,638,658
Italy	—	5,744,530	—	5,744,530
Japan	—	55,419,838	—	55,419,838
Luxembourg	—	1,023,210	—	1,023,210
Mauritius	—	22,823	—	22,823
Mexico	—	114,083	—	114,083
Netherlands	—	6,809,178	—	6,809,178
New Zealand	—	307,296	—	307,296
Norway	—	2,311,239	—	2,311,239
Portugal	—	489,379	—	489,379
Singapore	—	4,287,437	—	4,287,437
Spain	1,193	7,333,036	—	7,334,229
Sweden	—	7,990,486	—	7,990,486
Switzerland	—	23,435,302	—	23,435,302
United Kingdom	—	55,843,992	—	55,843,992
Short-Term Investments(g)	24,332,381	—	—	24,332,381
Derivatives(h)	90,291	31,429	—	121,720
Total	$24,423,865	$256,782,771	$0	$281,206,636

Liabilities
Derivatives(h)	$(144,834)	$(3,360)	$—	$(148,194)
Total	$(144,834)	$(3,360)	$—	$(148,194)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks and/or Other Equity Investments
Australia
Balance as of December 31, 2011	$0
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2012	$0
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2012	$0

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(54,543)	$—
Foreign Exchange Contracts	$—	$28,069

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012